Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions and Balances
Schedule of related party transactions and balances
	2011	2012
	RMB
Related party balances
Amounts due from related parties
— Shareholders and key management personnel	100	—
Amounts due to related parties
— Shareholders and key management personnel	—	25